File Nos. 33-6510 and 811-04706

As filed with the Securities and Exchange Commission on January 6, 2015

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	51 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	52 [X]

Templeton Income Trust
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 5th day of January, 2015.

TEMPLETON INCOME TRUST,

A Delaware statutory trust

(Registrant)

By: /s/LORI A. WEBER______

Lori A. Weber,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY*
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Dated: January 5, 2015

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: January 5, 2015

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: January 5, 2015

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: January 5, 2015

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: January 5, 2015

FRANK J. CROTHERS*	Trustee
Frank J. Crothers	Dated: January 5, 2015

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: January 5, 2015

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: January 5, 2015

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson Jr.	Dated: January 5, 2015

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: January 5, 2015

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: January 5, 2015

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: January 5, 2015

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: January 5, 2015

CONSTANTINE D. TSERETOPOULOS*	Trustee
Constantine D. Tseretopoulos	Dated: January 5, 2015

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated: January 5, 2015

*By: /s/LORI A. WEBER

 Lori A. Weber

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase